Derivative Financial Instruments (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative, collateral, right to reclaim cash	$ 0	$ 0	$ 0